Subsequent Events (Details)					2 Months Ended	6 Months Ended	12 Months Ended
	Aug. 12, 2025 USD ($) shares	Aug. 11, 2025 USD ($) shares	Jul. 01, 2025 USD ($) $ / shares shares	Jan. 17, 2025 USD ($) $ / shares	Mar. 31, 2025 USD ($)	Jun. 30, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Aug. 13, 2025 USD ($)	Mar. 10, 2025 $ / shares	Jan. 31, 2025 USD ($)	Jul. 01, 2024 USD ($)
Subsequent Events (Details) [Line Items]
Common stock par value (in Dollars per share) | $ / shares						$ 0.001	$ 0.001	$ 0.001		$ 0.001
Preferred stock, par value (in Dollars per share) | $ / shares							$ 0.001			$ 0.001
Aggregate offering price											$ 50,000,000
Gross proceeds							$ 1,200,000	$ 0
Settlement agreement note due												$ 1,150,000
Advance due						$ 891	10,592	$ 28,064
Forecast [Member]
Subsequent Events (Details) [Line Items]
Settlement agreement note due									$ 1,150,000
Five Narrow Lane LP (“FNL”) [Member]
Subsequent Events (Details) [Line Items]
Aggregate principal amount				$ 2,300,000
Received an additional in funding					$ 2,050,000	$ 2,050,000
Debt instrument conversion multiplier				3
Settlement Agreement [Member] | Forecast [Member]
Subsequent Events (Details) [Line Items]
Settlement agreement note due									100,000
RABLBX Merger Sub Inc. and REalloys [Member]
Subsequent Events (Details) [Line Items]
Business acquisition percentage of common stock retained (as a percent)										7.30%
Business acquisition percentage of common and preferred stock retained (as a percent)										92.70%
Evtec [Member]
Subsequent Events (Details) [Line Items]
Advance due							$ 1,292,980
Evtec [Member] | Forecast [Member]
Subsequent Events (Details) [Line Items]
Advance due									$ 1,293,000
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Common stock par value (in Dollars per share) | $ / shares			$ 0.001							$ 0.001
Preferred stock, par value (in Dollars per share) | $ / shares										$ 0.001
Aggregate offering price											$ 50,000,000
Subsequent Event [Member] | Five Narrow Lane LP (“FNL”) [Member]
Subsequent Events (Details) [Line Items]
Aggregate principal amount				$ 2,300,000
Received an additional in funding				1,050,000
Debt instrument funding upon registration				750,000
Debt instrument funding upon registration declared effective				$ 500,000
Debt instrument conversion multiplier				3
Subsequent Event [Member] | RABLBX Merger Sub Inc. and REalloys [Member]
Subsequent Events (Details) [Line Items]
Business acquisition percentage of common stock retained (as a percent)										7.30%
Business acquisition percentage of common and preferred stock retained (as a percent)										92.70%
Series C Preferred Stock [Member] | Five Narrow Lane LP (“FNL”) [Member]
Subsequent Events (Details) [Line Items]
Preferred stock, par value (in Dollars per share) | $ / shares				$ 0.001
Series C Preferred Stock [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Preferred stock, par value (in Dollars per share) | $ / shares				0.001
Debt instrument, stated value per share (in Dollars per share) | $ / shares				$ 3,000
At The Market Agreement [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Aggregate offering price			$ 5,795,000
Equity offering, maximum offering amount (in Shares) | shares			250,000
Gross proceeds	$ 618,829	$ 618,829
Stock issued during period, shares, new issues (in Shares) | shares	85,000	85,000